Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Allowance for Credit Losses	The following table shows the activity in the allowance for credit losses for the years ended December 31, 2023 and 2022:

	December 31,
	2023	2022
Allowance for credit losses as of beginning of period	$3,237	$1,794
Provision	1,126	1,736
Write-offs	(4,237)	—
Foreign exchange and other	—	(293)
Allowance for credit losses as of end of period	$126	$3,237

Schedule of Cash and Cash Equivalents

	December 31,
	2023	2022
Cash and cash equivalents	$23,476	$76,528
Restricted cash	—	126
Restricted cash included in Other non-current assets	1,127	1,138
Total cash, cash equivalents and restricted cash	$24,603	$77,792

Schedule of Restrictions on Cash and Cash Equivalents

	December 31,
	2023	2022
Cash and cash equivalents	$23,476	$76,528
Restricted cash	—	126
Restricted cash included in Other non-current assets	1,127	1,138
Total cash, cash equivalents and restricted cash	$24,603	$77,792

Schedule of Cash Flow, Supplemental Disclosures	Cash Flow Information

	Year Ended December 31,
	2023	2022	2021
Cash paid during the period for:
Income tax, net of refunds	$1,673	$758	$96
Interest	$28	$3,520	$49,283